SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated statements of cash flows (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities	$ (157,129)	$ (151,845)	$ (268,037)	$ (52,466)	$ (109,176)
Cash flows from investing activities	$ 67,799	$ 114,884	$ 133,793	394,569	62,742
Previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities				454,656	(124,395)
Cash flows from investing activities				(112,553)	77,961
Adjustment | Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities					15,219
Cash flows from investing activities					$ (15,219)
Adjustment | Disposal of cryptocurrencies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash flows from operating activities				(507,122)
Cash flows from investing activities				$ 507,122